Commitments (Details) - USD ($) $ in Thousands		6 Months Ended
	Nov. 30, 2023	Jun. 30, 2024	Jan. 01, 2024
Contingent Liabilities and Commitments [Line Items]
Grants receivables authority (in Dollars)		$ 6,431
Research and development (in Dollars)		5,979
Grants received (in Dollars)		589
Total grants received (in Dollars)		$ 227
Royalties percentage		100.00%
Alternative interest rate			0.71513%
Interest rate			4.00%
Non dilutive grant	66.00%
Cash for CDMO business (in Dollars)	$ 975
Minimum [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties percentage		3.00%
Maximum [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties percentage		5.00%
SOFR [Member]
Contingent Liabilities and Commitments [Line Items]
Interest rate			1.00%
Israeli Innovation Authority (IIA) [Member]
Contingent Liabilities and Commitments [Line Items]
Grants receivables authority (in Dollars)		$ 6,431